As filed with the Securities and Exchange Commission on May 9, 2012

1933 Act Registration No. 333-178178

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

METROPOLITAN SERIES FUND*

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (617) 578-4036

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Offices)

Michael P. Lawlor

501 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street NW

Washington, DC 20006

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Metropolitan Series Fund filed with the Securities and Exchange Commission on November 23, 2011 (Accession No. 0001193125-11-321374; File No. 333-178178) (the “Form N-14 Registration Statement”), is being filed to add Exhibit (12) to the Form N-14 Registration Statement. No information contained in Parts A or B of the Form N-14 Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	On behalf of its Jennison Growth Portfolio

METROPOLITAN SERIES FUND

PART C

OTHER INFORMATION

Item 15.	Indemnification

The Registrant’s Agreement and Declaration of Trust provides that each Trustee and officer of the Registrant is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee or officer (1) did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Registrant; (2) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties; and (3) in a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful. Reference is made to Article VII, Sections 7.4, 7.5, 7.6 and 7.8 of the Agreement and Declaration of Trust, which is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2012, File Nos. 002-80751 and
811-03618.

The Fund Participation Agreements (the “Participation Agreements”) provide that the Company, as defined respectively in each Participation Agreement, will indemnify and hold harmless the Registrant and its trustees and officers, and any person who controls the Registrant, against certain losses, claims, damages, liabilities, or litigation to which they may become subject to under any law or otherwise, so long as the losses are related to the sale or acquisition of the Registrant’s shares or certain variable life and variable annuity contracts and arise as a result of (1) making or allegedly making untrue statements of material fact or omitting or allegedly omitting material facts in any registration statements, prospectuses or statements of additional information, annual or semi-annual shareholder reports or sales literature, provided that no indemnity shall be given if such statement or omission was made in reliance upon and in conformity with information furnished to the Company for use in such documents; (2) statements or representations (other than those statements or representations contained in the documents listed in item 1) or wrongful conduct with respect to the sale of variable life and variable annuity contracts or shares of the Registrant; (3) making or allegedly making untrue statements of material fact contained in the registration statements, prospectuses or statements of additional information, sales literature or other promotional material required to be stated therein or necessary to make the statements not misleading if such statements were furnished to the Registrant by the Company; (iv) failure by the Company to provide services and furnish material under the terms of the Participation Agreements; or (v) any other material breach of the Participation Agreements by the Company.

The Participation Agreement among the Registrant, MetLife Advisers, LLC (“MLA”), MetLife Investors Distribution Company (“MLIDC”) and Metropolitan Life Insurance Company (“MLIC”) provides that the Registrant, MLA and MLIDC will indemnify and hold harmless MLIC and each of its directors and officers, and any person who controls MLIC, against certain losses, claims, damages, liabilities, or litigation to which they may become subject to under any law or otherwise, so long as the losses are related to the sale or acquisition of the Registrant’s shares or certain variable life and variable annuity contracts and arise as a result of (1) making or allegedly making untrue statements of material fact or omitting or allegedly omitting material facts in any registration statements, prospectuses or statements of additional information, annual or semi-annual shareholder reports or sales literature, provided that no indemnity shall be given if such statement or omission was made in reliance upon and in conformity with information furnished to Registrant, MLA or MLIDC for use in such documents; (2) statements or representations (other than those statements or representations contained in the documents listed in item 1 not supplied by MLA, MLIDC, or the Registrant or persons under their control) or wrongful conduct of the MLA, MLIDC or the Registrant, with respect to the sale of variable life and variable annuity contracts or shares of the Registrant; (3) making or allegedly making untrue statements of material fact contained in the registration statements, prospectuses or statements of additional information, sales literature or other promotional material required to be stated therein or necessary to make the statements not misleading if such statements were furnished to MLIC by MLA, MLIDC or the Registrant; (iv) failure by MLA, MLIDC or the Registrant to provide services and furnish material under the terms of the Participation Agreements; or (v) any other material breach of the Participation Agreements by MLA, MLIDC or the Registrant.

None of the indemnified parties in the Participation Agreements discussed above shall be indemnified for any losses if such loss was caused by or arises out of that party’s willful misfeasance, bad faith or gross negligence or by reasons of such Party’s reckless disregard of obligations and duties under the Participation Agreements.

For more specific information regarding the indemnification provisions of the Fund Participation Agreements, please refer to Sections 8.1 and 8.2 of each Fund Participation Agreement, which are incorporated by reference to Exhibits H(e)(1) through H(e) (8) to Post-Effective Amendment No. 57 to the Form N-1A Registration Statement filed with the SEC on April 30, 2010.

The Distribution Agreement (the “Distribution Agreement”) provides that MLIDC will indemnify and hold harmless the Registrant, its trustees and officers and each person, if any, who controls the Registrant against any losses, liabilities claims, damages or expenses, including costs of litigation, incurred under the federal Securities Act of 1933 or under common law or otherwise that arise out of or are based upon: (1) any untrue or alleged untrue statement of a material fact contained in information furnished by MLIDC to the Registrant for use in the Registrant’s registration statement, Prospectus, or annual or interim reports to shareholders; (2) any omission or alleged omission to state any material fact in connection with such information furnished by MLIDC to the Registrant that is required to be stated in any of such documents or necessary to make such information not misleading; (3) any misrepresentation or omission or alleged misrepresentation or omission in connection with the offer or sale of shares of the Registrant to state a material fact on the part of MLIDC or any agent or employee of MLIDC or any other persons for whose acts MLIDC is responsible, unless such misrepresentation or omission of alleged misrepresentation or omission was made in reliance on written information furnished by the Registrant, or (iv) the willful misconduct or failure to exercise reasonable care and diligence on the part of any such persons with respect to services rendered under the Distribution Agreement. Reference is made to Section 12 of the Distribution Agreement among the Registrant and MLIDC, which is incorporated by reference to Exhibit (e) to the Post-Effective Amendment No. 54 filed with the SEC on May 1, 2009.

The Transfer Agency Agreement (the “Transfer Agreement”) provides that the Registrant will indemnify and hold harmless MLIC from all losses, costs, damages and expenses, including reasonable litigation costs, resulting from any claims, demands, actions or suits in connection with the performance of its duties or functions under the Transfer Agreement or as a result of acting upon any instruction reasonably believed to have been properly executed by a duly authorized officer of the Registrant, or upon any information provided to MLIC by computer tape, telex, CRT data entry or other similar means authorized by the Registrant, provided that there is no indemnity for acts or omissions of MLIC due to its willful misconduct or negligence. Reference is made to Section 14 of the Transfer Agency Agreement, which is incorporated by reference to Exhibit (h)(a) to the Post-Effective Amendment No. 38 filed with the SEC on April 29, 2004.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant, its Trustees and officers, are insured under a policy of insurance maintained by the Registrant within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 16.	Exhibits

(1)	(a)	Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2012.

	(b)	Certificate of Trust is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement filed on April 27, 2012.

(2)	By-laws of Registrant is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2012.

(3)	None.

(4)		Form of Agreement and Plan of Reorganization (filed as Appendix A to Part A hereof) by and between (i) the Fund, on behalf of the Jennison Growth Portfolio, a series of the Fund, and (ii) the Trust, on behalf of the Oppenheimer Capital Appreciation Portfolio, a series of the Trust is incorporated by reference to the Form N-14 Registration statement filed on November 23, 2011.

(5)		None.

(6)	(a)(1)

Amended and Restated Advisory Agreement relating to BlackRock Aggressive Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(a)(2)

Amended and Restated Advisory Agreement relating to BlackRock Diversified Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(a)(3)

Amended and Restated Advisory Agreement relating to Neuberger Berman Genesis Portfolio (formerly, Blackrock Strategic Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(a)(4)

Amended and Restated Advisory Agreement relating to Baillie Gifford International Stock Portfolio (formerly, Artio International Stock Portfolio; prior to that, Julius Baer International Stock Portfolio; and prior to that, FI International Stock Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

	(a)(5)	Investment Management Agreement relating to MFS Value Portfolio (formerly, Harris Oakmark Large Cap Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

	(a)(6)	Reserved.

	(a)(7)	Investment Management Agreement relating to Oppenheimer Global Equity Portfolio (formerly, Scudder Global Equity Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

	(a)(8)	Investment Management Agreement relating to T. Rowe Price Large Cap Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on February 7, 2005.

	(a)(9)	Investment Management Agreement relating to T. Rowe Price Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

	(a)(10)	Investment Management Agreement relating to Barclays Capital Aggregate Bond Index Portfolio (formerly, Lehman Brothers Aggregate Bond Index Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

	(a)(11)	Investment Management Agreement relating to MetLife Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement filed on February 4, 2004.

	(a)(12)	Investment Management Agreement relating to MetLife Mid Cap Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement filed on February 4, 2004.

	(a)(13)	Investment Management Agreement relating to MSCI EAFE Index Portfolio (formerly, Morgan Stanley EAFE Index Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(a)(14)	Investment Management Agreement relating to Russell 2000 Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(a)(15)	Investment Management Agreement relating to Loomis Sayles Small Cap Growth Portfolio (formerly, Franklin Templeton Small Cap Growth Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(a)(16)	Amended and Restated Advisory Agreement relating to BlackRock Large Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(b)(1)	Subadvisory Agreement relating to BlackRock Aggressive Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(2)	Subadvisory Agreement relating to BlackRock Diversified Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(3)	Subadvisory Agreement relating to Neuberger Berman Genesis Portfolio (formerly, BlackRock Strategic Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(b)(4)	Subadvisory Agreement relating to Baillie Gifford International Stock Portfolio (formerly, Artio International Stock Portfolio; prior to that, Julius Baer International Stock Portfolio; and prior to that, FI International Stock Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(b)(5)	Subadvisory Agreement relating to MFS Value Portfolio (formerly, Harrris Oakmark Large Cap Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(b)(6)	Reserved.

(b)(7)	Sub-Investment Management Agreement relating to Oppenheimer Global Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(b)(8)	Sub-Investment Management Agreement relating to T. Rowe Price Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(b)(9)	Sub-Investment Management Agreement relating to T. Rowe Price Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(b)(10)	Sub-Investment Management Agreement relating to Barclays Capital Aggregate Bond Index Portfolio (formerly, Lehman Brothers Aggregate Bond Index Portfolio) is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(11)	Sub-Investment Management Agreement relating to MetLife Stock Index Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(12)	Sub-Investment Management Agreement relating to MetLife Mid Cap Stock Index Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(13)	Sub-Investment Management Agreement relating to MSCI EAFE Index Portfolio (formerly, Morgan Stanley EAFE Index Portfolio) is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(14)	Sub-Investment Management Agreement relating to Russell 2000 Index Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(15)	Subadvisory Agreement relating to Loomis Sayles Small Cap Growth Portfolio (formerly, Franklin Templeton Small Cap Growth Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(b)(16)	Subadvisory Agreement relating to BlackRock Large Cap Value Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(c)(1)

Amended and Restated Advisory Agreement relating to BlackRock Money Market Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(2)

Amended and Restated Advisory Agreement relating to Western Asset Management Strategic Bond Opportunities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(3)

Amended and Restated Advisory Agreement relating to Western Asset Management U.S. Government Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(4)

Amended and Restated Advisory Agreement relating to BlackRock Bond Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(5)

Amended and Restated Advisory Agreement relating to MFS Total Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(6)

Amended and Restated Advisory Agreement relating to Davis Venture Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(7)

Amended and Restated Advisory Agreement relating to FI Values Leaders Portfolio (formerly, FI Structured Equity Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(8)

Amended and Restated Advisory Agreement relating to Met/Artisan Mid Cap Value Portfolio (formerly, Harris Oakmark Focused Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(9)

Amended and Restated Advisory Agreement relating to Jennison Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(10)

Amended and Restated Advisory Agreement relating to Loomis Small Cap Core Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(11)

Amended and Restated Advisory Agreement relating to Zenith Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(12)

Amended and Restated Advisory Agreement relating to BlackRock Legacy Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(13)

Amended and Restated Advisory Agreement relating to MetLife Conservative Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(14)

Amended and Restated Advisory Agreement relating to MetLife Conservative to Moderate Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(15)

Amended and Restated Advisory Agreement relating to MetLife Moderate Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(16)

Amended and Restated Advisory Agreement relating to MetLife Moderate to Aggressive Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(17)

Amended and Restated Advisory Agreement relating to Met/Dimensional International Small Company Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(18)

Amended and Restated Advisory Agreement relating to Van Eck Global Natural Resources Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(1)	Subadvisory Agreement relating to BlackRock Money Market Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(2)	Subadvisory Agreement relating to Western Asset Management Strategic Bond Opportunities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(d)(3)	Subadvisory Agreement relating to Western Asset Management U.S. Government Portfolio is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(d)(4)	Subadvisory Agreement relating to BlackRock Bond Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(d)(5)	Subadvisory Agreement relating to MFS Total Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(6)	Subadvisory Agreement relating to Davis Venture Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(d)(7)	Subadvisory Agreement relating to FI Value Leaders Portfolio (formerly, FI Structured Equity Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(d)(8)	Subadvisory Agreement relating to Met/Artisan Mid Cap Value Portfolio (formerly, Harris Oakmark Focused Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(d)(9)	Subadvisory Agreement relating to Jennison Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

	(d)(10)	Subadvisory Agreement relating to Loomis Sayles Small Cap Core Portfolio (formerly, Loomis Sayles Small Cap Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

	(d)(11)	Subadvisory Agreement relating to BlackRock Legacy Large Cap Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

	(d)(12)	Subadvisory Agreement relating to Met/Dimensional International Small Company Portfolio is incorporated by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

	(d)(13)	Subadvisory Agreement relating to Van Eck Global Natural Resources Portfolio is incorporated herein by reference to Post-Effective Amendment No. 51 to this Registration Statement filed on February 5, 2009.

	(d)(14)	Amended and Restated Advisory Agreement relating to Barclays Capital Aggregate Bond Index Portfolio (formerly, Lehman Brothers Aggregate Bond Index Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

	(d)(15)	Amended and Restated Advisory Agreement relating to Loomis Sayles Small Cap Growth Portfolio (formerly, Franklin Templeton Small Cap Growth Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

	(d)(16)	Amended and Restated Advisory Agreement relating to MetLife Mid Cap Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

	(d)(17)	Amended and Restated Advisory Agreement relating to MetLife Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

	(d)(18)	Amended and Restated Advisory Agreement relating to MFS Value Portfolio (formerly, Harris Oakmark Large Cap Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

	(d)(19)	Amended and Restated Advisory Agreement relating to MSCI EAFE Index Portfolio (formerly, Morgan Stanley EAFE Index Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

	(d)(20)	Amended and Restated Advisory Agreement relating to Oppenheimer Global Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

	(d)(21)	Amended and Restated Advisory Agreement relating to Russell 2000 Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

	(d)(22)	Amended and Restated Advisory Agreement relating to T. Rowe Price Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

	(d)(23)	Amended and Restated Advisory Agreement relating to T. Rowe Price Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(7)		Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement filed on May 1, 2009.

(8)		None.

(9)	(a)	Custodian Agreement with State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 17 to the Company’s Registration Statement filed on April 30, 1996.

	(b)	Revised schedule of remuneration is incorporated herein by reference to Post-Effective Amendment No. 17 to the Company’s Registration Statement filed on April 30, 1996.

	(c)	Amendments to Custodian Agreement are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company’s Registration Statement filed on April 30, 1996.

	(d)	Amendment to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 31 to the Company’s Registration Statement filed on January 29, 2002.

	(e)	Agreement revising list of funds subject to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company’s Registration Statement filed on January 17, 2003.

	(f)	Revised Fee Schedule to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement filed on April 27, 2007.

	(g)	Amendment to the Custodian Contract is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(10)	(a)	Class B, Class D, Class E, Class F and Class G Distribution and Services Plan is incorporated herein by reference to Post-Effective Amendment No. 54 to the Company’s Registration Statement filed on May 1, 2009.

	(b)	Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 54 to the Company’s Registration Statement filed on May 1, 2009.

(11)		Opinion and consent of Foley Lardner LLP with respect to the legality of the securities being registered is incorporated by reference to the Form N-14 Registration statement filed on November 23, 2011.

(12)		Opinion of Ropes & Gray LLP on tax matters and consequences to shareholders.*

(13)	(a)	Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to this Registration Statement filed on April 29, 2004.

	(b)	Agreement relating to the use of the “Metropolitan” name and service marks is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

	(c)	Licensing Agreement relating to Russell 2000 Index is incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement filed on April 1, 1999.

	(d)	Licensing Agreement relating to MetLife Stock Index and MetLife Mid Cap Stock Index Portfolios (fee schedule omitted) is incorporated herein by reference to Post-Effective Amendment No. 26 to this Registration Statement filed on April 6, 2000.

	(e)	Participation Agreement among Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

	(f)	Participation Agreement among Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

	(g)	Participation Agreement among Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and General American Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

	(h)	Participation Agreement among Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

	(i)	Participation Agreement among Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Investors Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

	(j)	Participation Agreement among Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and First MetLife Investors Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

	(k)	Participation Agreement among Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Investors USA Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

	(l)	Participation Agreement among Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Tower Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

	(m)	Amendment to Participation Agreement is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

	(n)	Expense Agreement is incorporated herein by reference to Post-Effective Amendment No. 62 to the Company’s Registration Statement filed on April 27, 2012.

	(o)	Interim Administrative Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(14)		Consent of Deloitte & Touche LLP is incorporated by reference to Post-Effective Amendment No. 62 to the Company’s Registration statement filed on April 27, 2012.

(15)		None.

(16)		Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 62 to the Company’s Registration Statement on Form N-1A filed on April 27, 2012.

(17)		None.

*	Filed herewith.

Item 17.	Undertakings

(a)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of the Company’s Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Company’s Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in this City of Boston and Commonwealth of Massachusetts on the 9th day of May, 2012.

METROPOLITAN SERIES FUND Registrant

By:	/s/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

As required by the Securities Act of 1933, the following persons have signed this Post-Effective Amendment No. 1 to the Registration Statement in the capacities indicated and on the dates indicated.

Signature	Title	Date

/s/ ELIZABETH M. FORGET Elizabeth M. Forget	Chairman of the Board, Chief Executive Officer, President and Trustee	May 9, 2012

/s/ PETER H. DUFFY Peter H. Duffy	Treasurer and Principal Financial and Accounting Officer	May 9, 2012

/s/ STEPHEN M. ALDERMAN* Stephen M. Alderman	Trustee	May 9, 2012

/s/ ROBERT J. BOULWARE* Robert J. Boulware	Trustee	May 9, 2012

/s/ DANIEL A. DOYLE* Daniel A. Doyle	Trustee	May 9, 2012

/s/ SUSAN C. GAUSE* Susan C. Gause	Trustee	May 9, 2012

/s/ NANCY HAWTHORNE* Nancy Hawthorne	Trustee	May 9, 2012

/s/ KEITH M. SCHAPPERT* Keith M. Schappert	Trustee	May 9, 2012

/s/ LINDA B. STRUMPF* Linda B. Strumpf	Trustee	May 9, 2012

/s/ DAWN M. VROEGOP* Dawn M. Vroegop	Trustee	May 9, 2012

* By:	/s/ MICHAEL P. LAWLOR
Michael P. Lawlor
Attorney-in-fact

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

(12)	Opinion of Ropes & Gray LLP on tax matters and consequences to the shareholders